SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Offsetting Assets [Line Items]
Number of Options	69,167	10,105	20,313	21,146
Exercise Price	$ 4.41	$ 53.21	$ 54.23	$ 53.04
Stock Option One [Member]
Offsetting Assets [Line Items]
Number of Options	417	3,230
Exercise Price	$ 84.00	$ 88.88
Issuance date	Dec. 04, 2017	Dec. 04, 2017
Expiry date	Dec. 04, 2027	Dec. 04, 2027
Stock Option Three [Member]
Offsetting Assets [Line Items]
Number of Options	2,500	1,250
Exercise Price	$ 40.32	$ 8.88
Issuance date	Oct. 06, 2021	Mar. 16, 2020
Expiry date	Oct. 06, 2031	Mar. 16, 2030
Stock Option Four [Member]
Offsetting Assets [Line Items]
Number of Options	65,000	5,625
Exercise Price	$ 2.44	$ 42.62
Issuance date	Oct. 02, 2024	Oct. 06, 2021
Expiry date	Oct. 02, 2034	Oct. 06, 2031
Stock Option Two [Member]
Offsetting Assets [Line Items]
Number of Options	1,250
Exercise Price	$ 9.00
Issuance date	Mar. 16, 2020
Expiry date	Mar. 16, 2030